Property and Equipment	6 Months Ended
Jun. 30, 2012
Property and Equipment
Property and Equipment

5.

Property and Equipment

The Company’s property and equipment consist of the following amounts as of December 31, 2011 and 2010:

			December 31,
			2010
		Accumulated	Net Carrying
	Cost	Depreciation	Value
	$	$	$
Computer hardware	7,929	7,929	--
Laboratory equipment	3,921	2,713	1,208

	43,510	20,541	1,208

			December 31,
			2011
		Accumulated	Net Carrying
	Cost	Depreciation	Value
	$	$	$
Computer hardware	30,824	15,382	15,442
Laboratory equipment	10,046	4,631	5,415
Office furniture and equipment	2,640	528	2,112

	43,510	20,541	22,969

During the years ended December 31, 2011 and 2010, the Company recognized $11,155 and $878 in depreciation expense respectively.